Cash and Cash Equivalents - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	$ 53,894		$ 2,905
Company’s joint operation’s cash	52,495
Canadian Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash		$ 388		$ 215
US Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	1,011		$ 2,691
Company’s joint operation’s cash	$ 52,495
Bottom of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on cash	0.25%	0.25%
Percentage of interest on short term bank deposits	1.00%	1.00%
Top of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on cash	1.50%	1.50%
Percentage of interest on short term bank deposits	2.81%	2.81%